Property, plant and equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment, net
Property, plant and equipment, gross	$ 13,318	$ 11,669
Accumulated depreciation	(7,955)	(6,926)
Total property, plant and equipment, net	5,363	4,743
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	261	167
Accumulated depreciation	(120)	(82)
Total capital lease assets, net	141	85
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	750	767	$ 764
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	4,282	3,786
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	176	120
Machinery and equipment
Property, plant and equipment, net
Property, plant and equipment, gross	8,336	7,368
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	85	47
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 700	$ 515